Guarantees, Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments Owned and Pledged as Collateral [Line Items]
Securities owned and pledged as collateral related to repurchase agreements not available to be repledged, Fair Value	$ 5,200	$ 6,600
Net amounts in consolidated balance sheet	97,947	79,443
Collateral received, fair value	130,800	102,300
Collateral received with the right to sell or repledge	130,800	102,300
Collateral sold or repledged	66,300	50,000
Collateral pledged, fair value	113,600	91,400
Resale and securities borrowing agreements
Gross amounts recognized	121,135	91,123
Gross amounts offset in consolidated balance sheet	(23,188)	(11,680)
Net amounts in consolidated balance sheet	97,947	79,443
Collateral not recognized in consolidated balance sheet	(96,829)	(78,837)
Net amount	1,118	606
Repurchase and securities lending agreements
Gross amounts recognized (5)	111,488	89,111
Gross amounts offset in consolidated balance sheet	(23,188)	(11,680)
Net amounts in consolidated balance sheet	88,300	77,431
Collateral pledged but not netted in consolidated balance sheet	(87,918)	(77,184)
Net amount	382	247
Fed Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	78,900	58,100
Resale and securities borrowing agreements
Net amounts in consolidated balance sheet	78,900	58,100
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Net amounts in consolidated balance sheet	19,000	21,300
Resale and securities borrowing agreements
Net amounts in consolidated balance sheet	$ 19,000	$ 21,300